Share Capital - Warrants Outstanding (Details) - $ / shares		9 Months Ended
	Feb. 07, 2022	Sep. 30, 2022
Class of Warrant or Right [Line Items]
Contractual life (years)	5 years
April 17, 2023
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price		$ 5.60
Number outstanding, warrants, (in shares)		111,563
Expiration		Apr. 17, 2023
March 23, 2023
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price		$ 0.60
Number outstanding, warrants, (in shares)		31,000
Expiration		Mar. 23, 2023
July 2, 2021
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price		$ 4.00
Number outstanding, warrants, (in shares)		2,000,000
Expiration		Dec. 22, 2024
August 25, 2021 A
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price		$ 6.50
Number outstanding, warrants, (in shares)		2,595,488
Expiration		Aug. 25, 2024
August 25, 2021 B
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price		$ 7.50
Number outstanding, warrants, (in shares)		2,595,488
Expiration		Aug. 25, 2024
September 8, 2021
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price		$ 9.50
Number outstanding, warrants, (in shares)		11,299,999
Expiration		Sep. 08, 2026
October 1, 2021
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price		$ 6.00
Number outstanding, warrants, (in shares)		850,000
Expiration		Oct. 01, 2024
February 7, 2022 A
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price	$ 4.00	$ 4.00
Number outstanding, warrants, (in shares)	100,000	100,000
Expiration		Feb. 07, 2027
February 7 2022 B
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price	$ 5.00	$ 5.00
Number outstanding, warrants, (in shares)	100,000	100,000
Expiration		Feb. 07, 2027
February 7 2022 C
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price	$ 6.00	$ 6.00
Number outstanding, warrants, (in shares)	100,000	100,000
Expiration		Feb. 07, 2027
Warrant
Class of Warrant or Right [Line Items]
Number outstanding, warrants, (in shares)		19,783,538